Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials and components	$ 24,407	$ 16,435
Products in process	15,079	19,098
Finished products	12,001	8,747
Inventories	$ 51,487	$ 44,280